Other long-term assets and other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Long Term Assets And Other Long-Term Liabilities [Abstract]
Schedule of Other Assets [Table Text Block]
The components other long-term assets are as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Refundable value added tax on import	$10,064	$15,449
Other long-term assets	86	—
Total other long-term assets	$10,150	$15,449

Other Liabilities [Table Text Block]
The current portion and long term advance for refundable value added tax, as of December 31, 2015 and 2014 exchange rates, were as follows:

	As of
	December 31,
	2015	2014
Total advance for refundable value added tax on import	$17,428	$24,524
Less: Current portion of advance for refundable value added tax (note 16)	(2,795)	(2,318)
Long term advances for value added tax recorded in Other long-term liabilities	$14,633	$22,206